Income tax - Disclosure of movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax
Beginning balance	$ 7,573	$ 6,838
Additions	199	735
Reversals	(1,387)
Ending balance	$ 6,385	$ 7,573